Fair Value Measurements (Valuation Techniques) (Details)	12 Months Ended
Dec. 31, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques, Unobservable Inputs, Rate, Percentage	18.50%